Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,885,510)	$ (2,398,304)	$ (2,932,462)	$ (3,385,340)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	103,167	44,120	44,120	139,808
Fair value of options and warrants issued in exchange for services	399,828	270,339	329,193	1,295,741
Fair value of restricted stock and restricted stock units issued in exchange for services	168,654	395,481	454,890	66,825
Common stock and warrants issued for services				297,807
Gain on accounts payable forgiveness		(402,248)	(352,008)
Share-based payment for settlement agreement with shareholders		279,000	279,000
Gain on derecognition of note payable and accrued interest		(86,667)	(83,667)
Amortization of debt discount	8,696			174,517
Change in Fair Value of Embedded Derivative	36,109
Interest rolled into principal				30,000
Loss on conversion of related party notes payable and accrued interest				331,912
Amortization and depreciation	17,297	15,928	20,963	43,095
Changes in operating assets and liabilities:
Accounts Receivable	(21,042)	(28,462)	(30,373)
Deposit on Equipment	(163,090)
Inventory	4,020	(35,102)	(41,982)	17,093
Prepaid expenses and other current assets	(4,200)		(7,113)	(9,243)
Accounts payable and accrued expenses	(19,048)	(41,550)	(57,275)	61,867
Net cash used in operating activities	(1,355,119)	(1,987,465)	(2,376,714)	(935,918)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Patents	(36,953)	(16,690)	(38,505)	(2,650)
Capitalized Software Costs	(71,425)	(30,223)	(70,231)
Net cash used in investing activities	(108,378)	(46,913)	(108,736)	(2,650)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible debt, net of costs	461,307
Proceeds from exercise of warrants		2,311,438	2,312,005
Proceeds from issuance of related party notes payable				281,000
Proceeds from sale of common stock		1,154,211	1,153,645	1,327,925
Net cash provided by financing activities	461,307	3,465,649	3,465,650	1,608,925
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,002,190)	1,431,271	980,200	670,357
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	1,673,201	693,001	693,001	22,644
CASH AND CASH EQUIVALENTS - END OF PERIOD	671,011	2,124,272	1,673,201	693,001
Cash paid during the period for:
Interest
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Cumulative effect of adoption of ASU 2017-11				623,462
Common Stock issued in relation to convertible debt	70,100
Recognition of embedded derivative liability	171,425
Cashless Exercise of Stock Options		4,028
Cashless Exercise of Warrants	72	176
Cashless Exercise of Stock Options			4,028
Cashless Exercise of Warrants			183
Common Stock and Warrants Issued for Common Stock Payable		122,478	122,478
Deemed divided distribution on issuance of common stock for conversion of Series C and Series D				596,878
Warrants issued as discount to notes payable				113,586
Conversion of related party notes payable and accrued interest into common stock				273,623
Common stock payable for conversion of related party notes payable and accrued interest				122,478
Sale of common stock - past issuances				503
Series A Convertible Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock			400	1,460
Series B Convertible Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock			599
Series C Convertible Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock				4,768
Warrants into common stock				6,175
Series D Convertible Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock				496
Warrants into common stock				$ 1,986
Series A Convertible Preferred Stock [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock	6,096	400
Series B Convertible Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Convertible Preferred Stock converted to common stock		$ 599